INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes [Table Text Block]
	2026 $	2025 $

Loss before income taxes	(9,767,958)	(10,039,658)

Expected income tax recovery based on statutory rate	(2,514,000)	(2,661,000)
Adjustments to expected income tax benefit:
Share-based compensation	258,000	405,000
Non-deductible expenses and other	6,000	7,000
Gain on disposal of property and equipment	(104,000)	-
Change in benefit of tax assets not recognised	2,354,000	2,249,000
Deferred income tax provision (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2026	2025
	$	$

Recognised deferred tax assets and liabilities
Right-of-use assets	(36,000)	(78,000)
Lease liability	36,000	78,000
Net deferred tax assets	-	-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	2026 $	2025 $

Non-capital loss carry-forwards	52,779,000	43,742,000
Property and equipment	771,000	390,000
Interest in exploration and evaluation property	28,256,000	28,256,000
Scientific research and development - Federal	512,000	512,000
Share issue costs	94,000	317,000
Lease liability	162,000	39,000
Deductible temporary differences	82,574,000	73,256,000